Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	$ 13	$ 15
Derivatives designated as hedging instruments [Member] | Forward contracts [Member] | Prepaid and Other Current Assets [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	2	3
Derivatives designated as hedging instruments [Member] | Interest rate swap [Member] | Prepaid and Other Current Assets [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	4
Derivatives designated as hedging instruments [Member] | Interest rate swap [Member] | Other assets [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	7	12
Derivatives not designated as hedging instruments [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	4
Liability Derivatives
Derivative liability designated as hedging instruments	0	0
Derivatives not designated as hedging instruments [Member] | Forward contracts [Member] | Prepaid and Other Current Assets [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	4	0
Derivatives not designated as hedging instruments [Member] | Forward contracts [Member] | Accrued Expenses [Member]
Liability Derivatives
Derivative liability designated as hedging instruments	$ 0	$ 0